Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Finance Lease, Liability, Fiscal Year Maturity
As of December 31, 2022, the future minimum finance and operating lease payments are as follows:

Years Ending December 31,	Finance Leases	Operating Leases
2023	$1,925,840	$2,287,038
2024	1,952,462	2,443,909
2025	1,880,402	1,960,387
2026	1,867,799	1,805,158
2027	1,910,388	1,770,300
Thereafter	14,952,719	13,253,279
Total payments	24,489,610	23,520,071
Less: imputed interest	(9,171,495)	(6,938,692)
Total obligation	15,318,115	16,581,379
Less: current portion	(725,302)	(1,318,885)
Non-current capital leases obligations	$14,592,813	$15,262,494
As of March 31, 2023, the future minimum finance and operating lease payments were as follows:

Twelve Months Ending March 31,	Finance Leases	Operating Leases
2024	$1,931,757	$2,398,681
2025	1,962,353	2,423,929
2026	1,852,006	1,823,638
2027	1,880,265	1,814,303
2028	1,923,136	1,708,631
Thereafter	14,368,333	12,855,124
Total payments	23,917,850	23,024,306
Less: imputed interest	(8,778,767)	(6,698,331)
Total obligation	15,139,083	16,325,975
Less: current portion	(743,157)	(1,484,846)
Non-current financing leases obligations	$14,395,926	$14,841,129

Lessee, Operating Lease, Liability, Maturity
As of December 31, 2022, the future minimum finance and operating lease payments are as follows:

Years Ending December 31,	Finance Leases	Operating Leases
2023	$1,925,840	$2,287,038
2024	1,952,462	2,443,909
2025	1,880,402	1,960,387
2026	1,867,799	1,805,158
2027	1,910,388	1,770,300
Thereafter	14,952,719	13,253,279
Total payments	24,489,610	23,520,071
Less: imputed interest	(9,171,495)	(6,938,692)
Total obligation	15,318,115	16,581,379
Less: current portion	(725,302)	(1,318,885)
Non-current capital leases obligations	$14,592,813	$15,262,494
As of March 31, 2023, the future minimum finance and operating lease payments were as follows:

Twelve Months Ending March 31,	Finance Leases	Operating Leases
2024	$1,931,757	$2,398,681
2025	1,962,353	2,423,929
2026	1,852,006	1,823,638
2027	1,880,265	1,814,303
2028	1,923,136	1,708,631
Thereafter	14,368,333	12,855,124
Total payments	23,917,850	23,024,306
Less: imputed interest	(8,778,767)	(6,698,331)
Total obligation	15,139,083	16,325,975
Less: current portion	(743,157)	(1,484,846)
Non-current financing leases obligations	$14,395,926	$14,841,129

Schedule of Right of Use Assets and Lease Liabilities
The table below presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet:

	Classification on Balance Sheet	December 31, 2022	December 31, 2021
Assets
Operating lease assets	Operating lease right of use assets	$16,407,566	$1,460,206
Total lease assets		$16,407,566	$1,460,206

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$1,318,885	$428,596
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	15,262,494	1,066,562
Total lease liability		$16,581,379	$1,495,158
The table below presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheets as of March 31, 2023, and December 31, 2022:

		March 31, 2023	December 31, 2022
Assets
Operating lease assets	Operating lease right of use assets	$15,949,731	$16,407,566
Total lease assets		$15,949,731	$16,407,566

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$1,484,846	$1,318,885
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	14,841,129	15,262,494
Total lease liability		$16,325,975	$16,581,379